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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number:          28-05149
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Michael Larson          Kirkland, Washington   May 13, 2005
   ---------------------------   ----------------------  -------------
         [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                        --------------------

Form 13F Information Table Entry Total:         13
                                        --------------------

Form 13F Information Table Value Total:    $ 2,854,666
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported most recently prior to March 31, 2005, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of March 31, 2005. Cascade has requested confidential treatment for its holdings of
Section 13(f) securities that have not been publicly disclosed as of March 31, 2005.

(2) In calculating the value, Cascade used the price per share for the applicable security as of March 31, 2005.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

      1             28-05147               Michael Larson
    ------       -----------------         ---------------------------------


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                                             FORM 13F INFORMATION TABLE
                                               AS OF MARCH 31, 2005(1)


                                                                       AMOUNT AND TYPE OF                          VOTING AUTHORITY
                                                                            SECURITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP       VALUE (2)      SHARES/PRN    SH/   INVESTMENT     OTHER   SOLE  SHARED  NONE
                                                        (X1000)          AMOUNT      PRN   DISCRETION   MANAGERS
BERKSHIRE HATHAWAY INC DEL      CL A        084670108      $311,460         3,580    SH       OTHER         1             3,580
CANADIAN NATL RY CO             COM         136375102      $937,007    14,800,300    SH       OTHER         1        14,800,300
FISHER COMMUNICATIONS INC       COM         337756209       $23,564       455,700    SH       OTHER         1           455,700
FOUR SEASONS HOTEL INC       LTD VTG SH     35100E104       $31,214       441,500    SH       OTHER         1           441,500
GRUPO TELEVISA SA DE CV         COM         40049J206      $285,756     4,859,800    SH       OTHER         1         4,859,800
ICOS CORP                       COM         449295104      $120,374     5,359,501    SH       OTHER         1         5,359,501
NEXTEL PARTNERS INC             CL A        65333F107      $191,257     8,725,236    SH       OTHER         1         8,725,236
OTTER TAIL CORP                 COM         689648103       $59,828     2,389,299    SH       OTHER         1         2,389,299
PAN AMERICAN SILVER CORP        COM         697900108       $80,940     5,105,000    SH       OTHER         1         5,105,000
PNM RES INC                     COM         69349H107      $147,838     5,541,150    SH       OTHER         1         5,541,150
REPUBLIC SVCS INC               COM         760759100      $605,261    18,078,300    SH       OTHER         1        18,078,300
SEATTLE GENETICS INC            COM         812578102       $18,098     3,521,088    SH       OTHER         1         3,521,088
SIX FLAGS INC                   COM         83001P109       $42,068    10,210,600    SH       OTHER         1        10,210,600